CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	¥ 13,343	$ 1,922	¥ 14,355
Restricted cash	73,421	10,575	43,215
Accounts and bills receivable, net	29,453	4,242	10,046
Inventories	25,153	3,623	29,574
Advance to suppliers	6,043	870	5,640
Prepayments and other receivables	6,489	935	20,334
Deferred tax assets - current	1,199	173	1,438
Total current assets	155,101	22,340	124,602
Property, plant and equipment, net	410,654	59,146	431,021
Construction in progress	431	62	1,700
Lease prepayments, net	17,358	2,500	17,882
Advance to suppliers - long term, net	1,861	268	1,440
Long-term deposit
Other Assets			11,607
Deferred tax assets - non current	8,032	1,157	15,519
Total assets	593,437	85,473	603,771
Current liabilities
Short-term borrowings	60,000	8,642
Long-term loan, current portion	3,300	475	3,350
Due to related parties	131,747	18,976	156,040
Accounts payables	20,581	2,964	19,800
Notes payable	100,888	14,531	85,780
Advance from customers	3,509	505	2,247
Accrued expenses and other payables	5,204	750	8,682
Obligations under capital leases-current			302
Total current liabilities	325,229	46,843	276,201
Obligations under capital leases
Long-term loan			3,300
Deferred tax liabilities	2,997	432	5,406
Total liabilities	328,226	47,275	284,907
Shareholders' equity
Registered capital(of US$0.519008 par value; 5,000,000 shares authorized; 3,265,837 issued and outstanding)	13,323	1,919	13,323
Additional paid-in capital	311,907	44,924	311,907
Statutory reserve	37,441	5,393	37,441
Retained earnings	(98,505)	(14,188)	(44,022)
Cumulative translation adjustment	1,045	150	1,049
Total shareholders’ equity	265,211	38,198	319,698
Non-controlling interest			(834)
Total equity	265,211	38,198	318,864
Total liabilities and equity	¥ 593,437	$ 85,473	¥ 603,771